SUBSEQUENT EVENTS (Details) (CNY)	1 Months Ended
	Feb. 28, 2014 Beijing Jiuyou Technology Co., Ltd. ("Jiuyou') [Member]	Mar. 31, 2014 First 2012 Affiliate Company [Member]
Subsequent Event [Line Items]
Ownership interest acquired, percentage	12.20%	13.90%
Ownership interest before acquisition, percentage	21.80%	30.00%
Ownership interest after acquisition, percentage	34.00%	43.90%
Payment for additional ownership interest	21,000,000	18,000,000